COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Payments Under Operating Leases (Details)	Dec. 31, 2015 USD ($)
2016	$ 2,598,819
2017	2,485,605
2018	2,559,278
2019	2,435,197
2020	2,611,972
Over 5 years	27,720
Future minimum lease payments	$ 12,718,591